Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Interest income:
Loans	$ 66,614	$ 56,206	$ 197,786	$ 153,765
Other	5,032	3,883	14,395	9,480
Interest income	71,646	60,089	212,181	163,245
Interest expense:
Deposits and other	45,357	33,725	130,097	85,100
Subordinated notes	1,345	1,435	4,330	4,333
Interest expense	46,702	35,160	134,427	89,433
Net interest income	24,944	24,929	77,754	73,812
Non-interest income	2,052	1,930	6,594	5,650
Total revenue	26,996	26,859	84,348	79,462
Provision for (recovery of) credit losses (note 5)	(1)	171	(112)	793
Revenue less provision for credit loss	26,997	26,688	84,460	78,669
Non-interest expenses:
Salaries and benefits	7,507	7,453	21,454	24,139
General and administrative	4,833	4,446	12,723	10,888
Premises and equipment	1,194	980	3,566	2,913
Noninterest expense	13,534	12,879	37,743	37,940
Income before income taxes	13,463	13,809	46,717	40,729
Income tax provision (note 10)	3,758	3,806	12,485	11,046
Net income	9,705	10,003	34,232	29,683
Other comprehensive income (loss):
Items that may subsequently be reclassified to net income: Foreign exchange gain (loss) on translation of foreign operations	2	(42)	10	(47)
Comprehensive income	$ 9,707	$ 9,961	$ 34,242	$ 29,636
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.36	$ 0.38	$ 1.29	$ 1.1